Summary of financial information of Snow Lake Resources (Details) - AUD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Jul. 01, 2023	Jul. 01, 2022
IfrsStatementLineItems [Line Items]
Total current assets	$ 6,628,763		$ 19,735,893	$ 21,521,417
Total assets	110,698,323		122,336,782	108,328,908
Derivative liabilities			250,921		$ 250,921	$ 2,120,963
Non-current liabilities			5,352,544
Total liabilities	7,949,140		8,946,817	3,999,582
Total expenses	(1,887,176)	$ (2,854,324)	(5,528,200)	(5,230,455)
Loss before income tax expense	(9,194,540)	(5,903,451)	(11,571,240)	34,402,821
Income tax expense
Loss after income tax expense	(9,194,540)	(5,903,451)	(11,571,240)	34,402,821
Other comprehensive income	(1,542,897)	809,851	1,941,562	3,694,472
Total comprehensive income (loss)	(10,737,437)	(5,093,600)	(9,629,678)	38,097,293
Non-current assets	104,069,560		102,600,889	86,807,491
Total liabilities	7,949,140		8,946,817	3,999,582
Snow Lake Resources [Member]
IfrsStatementLineItems [Line Items]
Cash	6,988,270		4,357,704	26,778,174
Other current assets	722,271		1,220,054	1,391,785
Total current assets	7,710,541		5,577,758	28,169,959
Non-current assets			24,396,133	13,593,229
Total assets	33,724,922		29,973,891	41,763,188
Other current liabilities	1,951,344		2,225,191	1,681,351
Derivative liabilities	1,371,250		2,180,901	323,013
Non-current liabilities	3,383,599		35,293
Total liabilities	6,706,193		4,441,385	2,004,364
Net Assets	27,018,729		25,532,506	39,758,824
Revenue
Bank fees and interest	(5,300)	(7,955)	(16,383)	(192,963)
Amortization of transaction costs				(61,533)
Depreciation on right-of-use assets	(17,956)		(2,928)
Other expenses	(4,449,729)	(8,029,095)	(17,910,900)	(11,798,660)
Total expenses	(4,472,985)	(8,037,050)	(17,930,211)	(12,053,156)
Loss before income tax expense	(4,472,985)	(8,037,050)	(17,930,211)	(12,053,156)
Income tax expense
Loss after income tax expense	(4,472,985)	(8,037,050)	(17,930,211)	(12,053,156)
Other comprehensive income	1,845,445	1,374,973	778,841	1,767,338
Total comprehensive income (loss)	(2,627,540)	(6,662,077)	(17,151,370)	(10,285,818)
Non-current assets	26,014,381		24,396,133
Total liabilities	6,706,193		4,441,385	2,004,364
Net Assets	27,018,729		25,532,506	39,758,824
Depreciation on right-of-use assets	$ 17,956		$ 2,928